Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Measurements Tables
Valution of Instruments

Valuation of Financial Instruments measured on a recurring basis by hierarchy levels as of June 30, 2012:

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
Stock securities	$2,664,310	$0	$0	$2,664,310
Short option securities	(447,898)	0	0	(447,898)
Short-term investments - CDs	249,348	0	0	249,348
Notes receivable	4,329,000	0	0	4,329,000
Total	$6,794,760	$0	$0	$6,794,760

Valuation of Financial Instruments measured on a recurring basis by hierarchy levels as of December 31, 2011:

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
Stock securities	$2,253,010	$0	$0	$2,253,010
Short option securities	(223,256)	0	0	(223,256)
Short-term investments - CDs	248,101	0	0	248,101
Notes receivable	4,455,000	0	0	4,455,000
Total	$6,732,855	$0	$0	$6,732,855